Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Financial Position [Member]
Statement Line Items [Line Items]
Segment Information by Geographical Area
Total assets	December 31, 2017	December 31, 2016 (Restated – note 27)
Europe	$501,700	$526,567
Africa	472,411	552,084
North America	112,241	160,175
Total	1,086,352	1,238,826

Total liabilities	December 31, 2017	December 31, 2016 (Restated – note 27)
Europe	$6,244	$12,725
Africa	117,394	139,878
North America	9,573	23,764
Total	$133,211	$176,367

Income Statement [Member]
Statement Line Items [Line Items]
Segment Information by Geographical Area
	Revenues		Cost of sales		Net income (loss) attributable to Nevsun shareholders
	Year ended December 31,
	2017	2016	2017	2016 (Restated – note 27)	2017	2016 (Restated – note 27
Europe	$-	$-	$-	$-	$(41,614)	$(13,353)
Africa	289,397	230,705	266,148	148,022	(22,317)	28,318
North America	-	-	-	-	(20,794)	(17,638)
Total	$289,397	$230,705	$266,148	$148,022	$(84,725)	$(2,673)